Earnings per share - Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Earnings per share [abstract]
Profit attributable to ordinary shareholders of the parent company	$ 8,507	$ 5,435	$ 7,173
Weighted average number of ordinary shares outstanding (in shares)	20,124	19,786	19,998
Effect of dilutive potential ordinary shares (in shares)	65	83	86
Adjusted weighted average number of ordinary shares outstanding (in shares)	20,189	19,869	20,084
Basic earnings per share (in dollars per share)	$ 0.42	$ 0.27	$ 0.36
Diluted earnings per share (in dollars per share)	$ 0.42	$ 0.27	$ 0.36